Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Alexis Practical Tactical ETF
Shareholder Report [Line Items]
Fund Name	Alexis Practical Tactical ETF
Class Name	Alexis Practical Tactical ETF
Trading Symbol	LEXI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-LEXI-ETF (1-866-539-4383)
Additional Information Website	www.lexietf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alexis Practical Tactical ETF	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the 12-months since our last annual report, LEXI returned 10.72%, slightly underperforming its blended benchmark, which returned 11.29%. Of the 3 benchmark component indexes, the Morningstar Global Index led with a total return of 13.84%, closely followed by the S&P500 index with a gain of 13.52%. The aggregate bond index earned 5.46%.
WHAT FACTORS INFLUENCED PERFORMANCE
These solid results mask significant volatility including a sharp intermittent -19% pullback for the S&P500 index (with many leading stocks facing significantly steeper losses) in early 2025 coincident with tariffs and trade wars, persistent physical wars in eastern Europe and the Middle East, global geopolitical risks and subsequent supply chain uncertainty, slowing global growth, and inconsistent central bank policy as many ease but the US Federal Reserve hesitates to relax its restrictive policy stance.
Investor sentiment swung wildly over this period. Optimism following the election outcome attributed to hopes for lower taxes and reduced regulatory burden quickly reversed to extreme pessimism based on tariffs and trade wars and the Fed’s decision to indefinitely pause previously priced in rate cuts. 2025 also saw a burst in foreign leadership as investors fled prior leading stocks (especially large cap US growth stocks).
LEXI took advantage of indiscriminate selling in the pullback to add to beaten down tech leaders. These names surged as stocks rebounded off recent lows and LEXI used this strength to rebalance to a more neutral posture, trimming overall equity exposure while adding to new leaders.
POSITIONING
The advisor remains optimistic regarding overall market trends and conditions but also acknowledges uncertainty regarding the serious risks outlined above. We consider LEXI’s portfolio allocation as neutral leaning bullish (in line with benchmarks, expecting to participate in further gains while retaining significant flexibility to buy into potential pullbacks).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Alexis Practical Tactical ETF NAV	10.72	7.02
S&P 500 TR	13.52	10.13
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond	11.29	5.79
Bloomberg US Aggregate Bond Index	5.46	-1.23
Morningstar Global Market Large Mid GR	13.84	7.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.lexietf.com for more recent performance information. Visit www.lexietf.com for more recent performance information.
Net Assets	$ 113,234,047
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 824,482
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$113,234,047
Number of Holdings	37
Net Advisory Fee	$824,482
Portfolio Turnover	43%
30-Day SEC Yield	0.66%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	83.1%
Common Stocks	11.5%
U.S. Treasury Bills	2.7%
Cash & Other	2.7%

Updated Prospectus Web Address	www.lexietf.com